CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash	$ 1,166,254	$ 392,483	$ 532,206
Security deposit	2,500	2,500	1,500
Prepaid expenses	8,751	9,073	1,200
Current portion of advance payment on related party lease	104,166	125,000	0
Total Current Assets	1,281,671	529,056	534,906
Advance payment on related party lease, net of current portion	0	10,417	0
Total Assets	1,281,671	539,473	534,906
Current Liabilities
Accounts payable and accrued liabilities	182,516	112,263	79,762
Accounts payable - Related Party	14,111	6,930	10,921
Notes Payable		0	196,800
Accrued interest	0	9,375	19,130
Derivative Liability	1,462,607	398,603	0
Total Current Liabilities	1,659,234	527,171	306,613
Convertible Notes Payable	762,500	955,000	450,000
Less discount	(190,226)	(374,592)	(172,476)
Convertible notes payable, net of discount	572,274	580,408	277,524
Total liabilities	2,231,508	1,107,579	584,137
Stockholders' Deficit
Common stock, Value	59,784	55,659	51,650
Unvested, issued common stock	(146,250)	(157,500)	0
Additional paid-in-capital	4,209,971	3,707,772	1,330,634
Deficit accumulated during the development stage	(5,073,342)	(4,174,037)	(1,431,515)
Total stockholders' deficit	(949,837)	(568,106)	(49,231)
Total liabilities and stockholders' deficit	$ 1,281,671	$ 539,473	$ 534,906